UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-4813
                  --------------------------------------------

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   -------------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                           ---------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 248-6000
       ------------------------------------------------------------------

                      Date of fiscal year end: December 31
                      ------------------------------------

                  Date of reporting period: September 30, 2007
                  --------------------------------------------

Item 1 -- Schedule of Investments.

Standish Mellon Fixed Income Fund

The Fund invests all of its investable assets in The Standish Mellon Fixed Income Portfolio (the "Fixed Income Portfolio"). The Fixed Income Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on November 29, 2007 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

Standish Mellon Global Fixed Income Fund

The Fund invests all of its investable assets in The Standish Mellon Global Fixed Income Portfolio (the "Global Fixed Income Portfolio"). The Global Fixed Income Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on November 29, 2007 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

Standish Mellon High Yield Bond Fund

The Fund invests all of its investable assets in The Standish Mellon High Yield Bond Portfolio (the "High Yield Bond Portfolio"). The High Yield Bond Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on November 29, 2007 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

Standish Mellon Yield Plus Fund

The Fund invests all of its investable assets in The Standish Mellon Yield Plus Portfolio (the "Yield Plus Portfolio"). The Yield Plus Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on November 29, 2007 (CIK
No.: 1012705; 1940 Act SEC File No.: 811-07603).

Mellon Institutional Funds Investment Trust
Standish Mellon International Fixed Income Fund II
Schedule of Investments - September 30, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Par                 Value
Security Description                                       Rate        Maturity                 Value              (Note 1A)
------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 88.2%

BONDS AND NOTES - 88.2%

U.S. Treasury Obligations - 88.2%
U.S. Treasury Bond                                        5.000        5/15/2037     USD      1,325,000             $1,359,160
U.S. Treasury Note                                        4.250        8/15/2013              5,715,000              5,709,193
                                                                                                                    ----------
Total U.S. Treasury Obligations (Cost $7,085,918)                                                                    7,068,353
                                                                                                                    ----------

SHORT-TERM INVESTMENT - 6.8%
AFFILIATED INVESTMENT - 6.8%                                                                    Shares
                                                                                               --------
Dreyfus Institutional Preferred Plus Money Market Fund (a) (Cost $546,609)                      546,609                546,609
                                                                                                                    ----------

TOTAL INVESTMENTS--95.0% (Cost $7,632,527)                                                                           7,614,962
                                                                                                                    ----------
OTHER ASSETS, LESS LIABILITIES--5.0%                                                                                   403,043
                                                                                                                    ----------
NET ASSETS--100%                                                                                                     8,018,005
                                                                                                                    ==========

Note to Schedule of Investments
(a) Affiliated money market fund.

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $7,632,527. Net unrealized depreciation on investments was $17,565 of which $3,730 related to appreciated investment securities and $21,295 related to depreciated investment securities.

Mellon Institutional Funds Investment Trust
Standish Mellon International Fixed Income Fund
Schedule of Investments - September 30, 2007 (Unaudited)

                                                                                                             Par
Security Description                                            Rate             Maturity   Currency        Value        Value
---------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 103.4%

BONDS AND NOTES - 95.8%

Asset Backed - 0.7%
Chase Issuance Trust 2007-A1 A1 (a)                              5.773           3/15/2013     USD          660,000  $    652,357
                                                                                                                     ------------
Total Asset Backed (Cost $660,000)                                                                                        652,357
                                                                                                                     ------------

Collateralized Mortgage Bonds - 3.2%
GNMA 2004-23 B                                                   2.946           3/16/2019                  515,285       499,113
GNMA 2005-76 A                                                   3.963           5/16/2030                  551,513       539,750
GNMA 2005-79 A                                                   3.998          10/16/2033                  504,737       495,443
GNMA 2006-67 A                                                   3.947           10/6/2011                  944,971       923,072
GNMA 2006-68 A                                                   3.888           7/16/2026                  469,862       458,610
GNMA 2007-34 A                                                   4.272          11/16/2026                  392,102       385,869
                                                                                                                     ------------
Total Collateralized Mortgage Obligations (Cost $3,285,234)                                                             3,301,857
                                                                                                                     ------------

Corporate - 10.1%

Banking - 3.3%
Bank of America Capital Trust XIII (a)                           6.094           3/15/2049                  330,000       307,839
BES Finance Ltd. (a)                                             4.500           3/16/2049                  180,000       230,422
Chevy Chase Bank FSB                                             6.875           12/1/2013                  380,000       369,550
ICICI Bank Ltd. 144A (a) (g)                                     6.375           4/30/2022                  360,000       336,636
Northern Rock PLC 144A (a)                                       5.600           4/30/2014                  250,000       175,000
Northern Rock PLC 144A (a)                                       6.594           6/28/2049                1,925,000     1,347,500
SMFG Preferred Capital 144A (a)                                  6.078           7/25/2049                  210,000       194,185
Sovereign Bancorp (a)                                            5.440           3/23/2010                  200,000       199,995
Suntrust Preferred Capital I (a)                                 5.853          12/15/2036                  190,000       186,433
                                                                                                                     ------------
                                                                                                                        3,347,560
                                                                                                                     ------------
Communications - 0.8%
News America, Inc.                                               6.150            3/1/2037                  270,000       251,798
Qwest Corp. (a)                                                  8.944           6/15/2013                  170,000       181,475
Sprint Capital Corp.                                             8.375           3/15/2012                  230,000       253,238
Time Warner Cable, Inc. 144A (b)                                 5.400            7/2/2012                  155,000       153,094
                                                                                                                     ------------
                                                                                                                          839,605
                                                                                                                     ------------
Consumer Cyclical - 0.2%
Delhaize America Inc. 144A (b)                                   6.500           6/15/2017                  200,000       201,706
                                                                                                                     ------------

Finance - 2.2%
Capmark Financial Group 144A                                     5.875           5/10/2012                  250,000       227,681
ERP Operating LP                                                 5.750           6/15/2017                  285,000       272,334
General Electric Capital Corp.                                   5.625           9/15/2017                1,020,000     1,019,721
SLM Corp.                                                        4.500           7/26/2010                  495,000       463,384
Willis North America                                             6.200           3/28/2017                  235,000       233,173
                                                                                                                     ------------
                                                                                                                        2,216,293
                                                                                                                     ------------

Health Care - 0.2%
Coventry Health Care, Inc.                                       5.950           3/15/2017                  195,000       188,573
                                                                                                                     ------------

Industrials - 1.6%
Nordic Telecommunication Co. Holdings 144A                       8.875            5/1/2016                  210,000       221,550
Rogers Wireless, Inc.                                            7.500           3/15/2015                  255,000       273,289
SabMiller PLC 144A (a)                                           5.530            7/1/2009                  200,000       200,459
Schering-Plough                                                  5.000           10/1/2010                   85,000       121,297
Schering-Plough                                                  5.375           10/1/2014                  350,000       498,858
Windstream Corp.                                                 8.125            8/1/2013                  305,000       321,012
                                                                                                                     ------------
                                                                                                                        1,636,465
                                                                                                                     ------------
Public Utility - 0.2%
National Grid PLC                                                6.300            8/1/2016                  195,000       197,227
                                                                                                                     ------------

Utilities - 1.6%
Enel Finance Internation 144A                                    5.700           1/15/2013                  190,000       191,450
Kentucky Power Co. 144A                                          6.000           9/15/2017                  540,000       536,828
Midamerican Energy Holdings Co. 144A                             6.500           9/15/2037                  250,000       252,701
Nisource Finance Corp. (a)                                       6.064          11/23/2009                  200,000       198,403
TXU Electric Delivery 144A (a)                                   6.069           9/16/2008                  210,000       207,864
Virginia Electric Power Co.                                      5.950           9/15/2017                  280,000       279,594
                                                                                                                     ------------
                                                                                                                        1,666,840
                                                                                                                     ------------
Total Corporate Bonds (Cost $10,640,387)                                                                               10,294,269
                                                                                                                     ------------

Sovereign Bonds - 1.1%
Argentina Bonos (a)                                              5.389            8/3/2012                  705,000       399,735
Republic of Argentina                                            7.000           9/12/2013                  490,000       428,260
Republic of South Africa                                         5.875           5/30/2022                  280,000       274,050
                                                                                                                     ------------
Total Sovereign Bonds (Cost $1,189,318)                                                                                 1,102,045
                                                                                                                     ------------

U.S. Treasury Obligations -3.2%
U.S. Treasury Notes (c)                                          4.750           2/15/2010                  325,000       330,535
U.S. Treasury Notes (c)                                          4.875           6/30/2012                  650,000       668,180
U.S. Treasury Notes (c)                                          3.875           2/15/2013                  425,000       417,928
U.S. Treasury Notes (c)                                          4.875           5/31/2009                1,825,000     1,851,806
                                                                                                                     ------------
Total U.S. Treasury Obligations (Cost $3,250,056)                                                                       3,268,449
                                                                                                                     ------------

Foreign Denominated - 71.9%

Brazil - 0.6%
Republic of Brazil (c)                                           0.000           1/5/2016      BRL          935,000       594,838
                                                                                                                     ------------

Egypt - 0.5%
Arab Republic of Egypt                                           8.750           7/18/2012     EGP        2,600,000       477,599
                                                                                                                     ------------

Euro - 29.5%
Autostrade SpA (a)                                               5.205           6/9/2011      EUR          500,000       718,428
Bombardier, Inc.                                                 5.750           2/22/2008                  245,000       348,566
Bundesobligation                                                 3.250           4/17/2009                3,900,000     5,492,105
Citigroup Inc. (a)                                               4.874           6/3/2011                   675,000       953,153
Deutsche Bundesrepublik                                          5.000           7/4/2011                 6,125,000     8,982,390
Deutsche Cap Trust IV (a)                                        5.330           9/29/2049                  290,000       405,178
Deutsche Republic                                                4.750           7/4/2034                 4,650,000     6,772,868
FCE Bank PLC EMTN (a)                                            5.726           9/30/2009                2,200,000     2,948,968
MPS Capital Trust I (a)                                          7.990           2/7/2011                   550,000       835,570
Netherlands Government Bond                                      4.000           1/15/2037                1,425,000     1,825,391
Owens-Brockway Glass Containers                                  6.750           12/1/2014                  210,000       293,470
Sogerim                                                          7.250           4/20/2011                  195,000       296,972
Telefonica Europe BV                                             5.125           2/14/2013                  145,000       206,733
                                                                                                                     ------------
                                                                                                                       30,079,792
                                                                                                                     ------------
Japan - 21.3%
Development Bank of Japan                                        1.600           6/20/2014     JPY      280,000,000     2,468,700
Development Bank of Japan                                        1.700           9/20/2022              574,000,000     4,789,495
Development Bank of Japan                                        1.050           6/20/2023              101,000,000       761,458
Dexia Municipal Agency                                           0.800           5/21/2012              152,000,000     1,292,802
European Investment Bank                                         1.400           6/20/2017              185,700,000     1,576,859
European Investment Bank (g)                                     1.900           1/26/2026              110,000,000       926,297
Japan Finance Corp.                                              1.350          11/26/2013              234,000,000     2,034,871
Japan Government                                                 1.100          12/10/2016              663,000,000     5,680,418
Japan-244 (10 Year Issue)                                        1.000          12/20/2012              255,000,000     2,193,752
                                                                                                                     ------------
                                                                                                                       21,724,652
                                                                                                                     ------------
Mexico - 1.3%
Mexican Fixed Rate Bonds                                         8.000          12/19/2013     MXN       14,700,000     1,362,251
                                                                                                                     ------------

Sweden - 3.1%
Swedish Government                                               5.250           3/15/2011     SEK       19,700,000     3,160,210
                                                                                                                     ------------

United Kingdom - 15.6%
Bat International Finance PLC                                    6.375          12/12/2019                  155,000       313,802
Transco Holdings PLC                                             7.000          12/16/2024                  140,000       317,771
United Kingdom Gilt                                              4.750           6/7/2010                 1,280,000     2,603,784
United Kingdom Gilt                                              5.000           3/7/2012                 1,420,000     2,905,333
United Kingdom Gilt                                              8.000           9/27/2013                2,335,000     5,492,422
United Kingdom Gilt                                              5.000           9/7/2014      GBP          450,000       917,436
United Kingdom Gilt                                              4.000           9/7/2016                 1,490,000     2,828,766
United Kingdom Gilt                                              4.250           6/7/2032                   275,000       528,000
                                                                                                                     ------------
                                                                                                                       15,907,314
                                                                                                                     ------------
Total Foreign Denominated (Cost $69,510,927)                                                                           73,306,656
                                                                                                                     ------------

Pass Thru Securities - 5.6%
Non-Agency Pass Thru Securities - 5.6%
Bear Stearns Commercial Mortgage Securities 2006-PW14 AAB        5.171               50740     USD          1125000       1102321
Crown Castle Towers 2006-1A D 144A                               5.772          11/15/2036                  210,000       206,359
First Union-Chase Commercial Mortgage                            5.950           6/15/2031                  427,582       430,687
FNMA (TBA) (d)                                                   6.000           11/1/2035                3,375,000     3,376,053
Goldman Sachs Mortgage Securities Corp., Cl. L 144A (a)          7.098           3/20/2020                  360,000       349,200
Morgan Stanley Capital I 2006-IQ12 A1                            5.257          12/15/2043                  252,019       252,719
Total Pass Thru (Cost $5,757,523)                                                                                       5,717,339
                                                                                                                     ------------
TOTAL BONDS AND NOTES (Cost $94,293,445)                                                                               97,642,972
                                                                                                                     ============

SHORT-TERM INVESTMENTS - 5.5%

Commerical Paper - 1.0%
Cox Enterprises Inc. (Cost $1,027,614)                            5.57               39462                  1030000     1,027,425
                                                                                                                     ------------
Federal Agency Bond - 4.2%
FHLB Discount Note (e)                                            4.55               39388                  3550000       3534745
FHLMC Discount Note (e)                                          4.750          12/10/2007                  735,000       728,017
Total Federal Agency Bonds (Cost $4,262,762)                                                                            4,262,762
                                                                                                                     ------------

                                                                                                                     ------------
U.S. Treasury Bill - 0.3%
U.S. Treasury Bill (e) (Cost $355,207)                            4.13               39422                   358000        355207
TOTAL SHORT-TERM INVESTMENTS (Cost $5,645,583)                                                                          5,645,394
                                                                                                                     ------------

                                                                                                                     ------------
INVESTMENT OF CASH COLLATERAL - 2.1%                                                                      Shares
BlackRock Cash Strategies L.L.C (Cost $2,116,371)                                                           2116371       2116371
TOTAL UNAFFILIATED INVESTMENTS (Cost $102,055,399)                                                                    105,404,737
                                                                                                                     ------------

                                                                                                                     ------------
AFFILIATED INVESTMENTS -- 0.5%
Dreyfus Institutional Preferred Plus
   Money Market Fund (f) (Cost $560,980)                                                                     560980        560980

                                                                                                                     ------------
TOTAL INVESTMENTS--103.9% (Cost $102,616,379)                                                                           105965717
LIABILITIES IN EXCESS OF OTHER ASSETS--(3.9%)                                                                         (4,007,932)
                                                                                                                     ------------
NET ASSET--100%                                                                                                       101,957,785
                                                                                                                     ============

Notes to Schedule of Investments:
144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At the period end, the value of these securities amounted to $4,802,213 or 4.7% of net assets.
BRL-Brazilian Real
EGP-Egyptian Pound
EMTN-Euro Medium Term Note
EUR-Euro
FHLB-Federal Home Loan Bank
FHLMC-Federal Home Loan Mortgage Company
FNMA-Federal National Mortgage Association
GBP-British Pound
GNMA - Government National Mortgage Association
JPY-Japanese Yen
MXN-Mexican New Peso
SEK-Swedish Krona
TBA-To Be Announced
(a) Variable Rate Security; rate indicated is as of September 30, 2007.
(b) Denotes all or part of security segregated as collateral.
(c) Security, or a portion of thereof, was on loan at September 30, 2007.
(d) Delayed delivery security.
(e) Rate noted is yield to maturity.
(f) Affiliated money market fund.
(g) Illiquid security. At period end, the value fo these securities amounted to $1,262,933 or 1.2% of net assets.

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $102,616,379. Net unrealized appreciation on investments was $3,349,338 of which $3,974,044 related to appreciated investment securities and $624,706 related to depreciated investment securities.

At September 30, 2007 the Fund held the following futures contracts:

                                                                                          Underlying         Unrealized
                                                                         Expiration       Face Amount       Appreciation/
Contract                                                    Position        Date           at Value        (Depreciation)
-------------------------------------------------------------------------------------------------------------------------
U.S. 2 Year Treasury (24 Contracts)                         Long           Dec 2007       $ 4,969,125        $    2,913
U.S. 5 Year Treasury (33 Contracts)                         Long           Dec 2007         3,532,031            32,517
U.S. 10 Year Treasury (26 Contracts)                        Short          Dec 2007         2,841,313             6,210
U.S. Long Bond CBT (32 Contracts)                           Short          Dec 2007         3,563,000            22,943
Euro- Bobl (7 Contracts)                                    Short          Dec 2007         1,074,862             1,536
Euro- Bund (53 Contracts)                                   Long           Dec 2007         8,516,129           (50,138)
                                                                                                               --------
                                                                                                               $ 15,981
                                                                                                               ========

At September 30, 2007 the Fund held the following open swap agreements:

Credit Default Swaps:

                                                                                                                        Unrealized
                Reference                                     Buy/Sell  (Pay)/Receive                        Notional  Appreciation
Counterparty    Entity                                       Protection Fixed Rate (%) Expiration  Currency  Amount  (Depreciation)
Citibank        Altria Group, 7%, 11/4/2013                      Buy        (0.27)           40897    USD    1,390,000         -103
Citibank        Northern Tobacco, 5%, 6/1/2046                   Sell        1.35            40897    USD      695,000   (30,510.00)
------------------------------------------------------------------------------------------------------------------------------------
Citibank        AT&T, 5.1%, 9/15/2014                            Buy       (0.480)       3/20/2017    USD    1,200,000       (5,728)
Citibank        Southern California Tobacco, 5%, 6/1/2037        Sell       1.350       12/20/2011    USD      695,000      (30,510)
Goldman,
  Sachs & Co.   Autozone, 5.875%, 10/15/2012                     Buy       (0.620)       6/20/2017    USD    1,450,000       (2,249)
Goldman,
  Sachs & Co.   Dow Jones CDX.NA.HY.8 Index                      Buy       (2.750)       6/20/2012    USD      950,000      (12,595)
JPMorgan        Banco Espirito Santo, S.A., 4.45%, 1/19/2015     Buy       (0.410)       9/20/2012    USD      510,000        2,374
JPMorgan        Block Financial, 5.125%, 10/30/2014              Buy       (1.900)       9/20/2012    USD      940,000      (16,422)
JPMorgan        iTraxx Europe Series 7                           Buy       (0.100)       6/20/2012    USD      900,000       (6,680)
JPMorgan        iTraxx Europe Series 7                           Buy       (0.100)       6/20/2012    USD    1,800,000      (21,558)
JPMorgan        KBC Bank, 4.345%, 1/28/2009                      Buy       (0.290)       9/20/2012    USD      510,000        2,636
JPMorgan        Republic of Philippines, 10.625%, 3/16/2025      Buy       (2.480)       9/20/2017    USD      500,000      (18,037)
JPMorgan        Raiffeisen-Boereleen Bank BA, 6%, 4/15/2009      Buy       (0.160)       9/20/2012    USD    1,010,000         (715)
JPMorgan        Royal Bank of Scotland, 5%, 12/6/2020            Buy       (0.320)       9/20/2012    USD      510,000       (2,310)
JPMorgan        Russian Federation, 7.5%, 3/31/2030              Sell       0.670        8/20/2012    USD      540,000           70
JPMorgan        Russian Federation, 7.5%, 3/31/2030              Sell       0.800        8/20/2012    USD    1,000,000        5,870
JPMorgan        UBS AG, 3.5%, 8/27/2008                          Buy       (0.310)       9/20/2012    USD      510,000       (1,742)
JPMorgan        Dow Jones CDX.NA.HY.8 Index                      Buy       (2.750)       6/20/2012    USD    1,900,000      (80,511)
JPMorgan        Dow Jones CDX.NA.HY.8 Index                      Buy       (2.750)       6/20/2012    USD      950,000      (24,062)
JPMorgan        CMBX 2007-3 AAA Index                            Buy       (0.080)      12/31/2049    USD    3,400,000      (58,765)
Merrill Lynch   State Street, 7.65%, 6/15/2010                   Buy       (0.545)      12/20/2012    USD      360,000       (1,744)
Morgan Stanley  CMBX 2007-3 BBB Index                            Buy       (2.000)      12/31/2049    USD    1,000,000       (2,142)
Morgan Stanley  CMBX 2007-3 AAA Index                            Buy       (0.080)      12/31/2049    USD    1,690,000      (11,259)
                                                                                                                           (316,692)
                                                                                                                          ---------
                                                                                                                          =========

Interest Rate Swaps:

                                                                                                                     Unrealized
                     Reference                Pay/Receive                                              Notional     Appreciation
Counterparty         Entity                   Floating Rate  Fixed Rate (%) Expriration  Currency       Amount     (Depreciation)
JPMorgan             USD - 3 MONTH LIBOR BBA       Pay            4.90            40049     USD       15,300,000          49580
JPMorgan             JPY - 6 MONTH YENIBOR       Receive          1.36            40927     JPY      595,000,000      13,829.00
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan             JPY - 6 MONTH YENIBOR         Pay          2.0750        7/28/2016     JPY      304,000,000         79,407
JPMorgan             MYR - 3 MONTH KILBOR          Pay          4.1600       10/31/2011     MYR        1,659,613          5,394
JPMorgan             NZD - 3 MONTH LIBOR         Receive        8.0475        6/21/2012     NZD        2,210,000         45,219
JPMorgan             THB - 6 MONTH THIBOR          Pay          5.1800        11/2/2011     THB       16,744,000         22,889
Morgan Stanley       NZD - 3 MONTH LIBOR         Receive        7.8750        5/18/2010     NZD        5,900,000         55,856
UBS AG               JPY - 6 MONTH YENIBOR         Pay          0.8775        5/11/2008     JPY    1,336,000,000          2,142
UBS AG               JPY - 6 MONTH YENIBOR       Receive        2.5125         6/6/2026     JPY      326,000,000        112,039
                                                                                                                        386,355
                                                                                                                      ---------
                                                                                                                      =========

At September 30, 2007 the Fund held the following forward exchange contracts:

                               Local
                             Principal             Contract                Value at                  Amount             Unrealized
Contracts to Deliver           Amount             Value Date                  39355                to Receive           Gain/(Loss)
Euro                             740000           12/19/2007                1056842                   1007651              -49191
Euro                             230000           12/19/2007             May 4, 2799                   314027              -14451
-----------------------------------------------------------------------------------------------------------------------------------
Euro                          1,430,000           12/19/2007              2,042,275                 1,993,091             (49,184)
Euro                          1,390,000           12/19/2007              1,985,149                 1,937,340             (47,809)
Euro                            440,000           12/19/2007                628,392                   613,320             (15,072)
Euro                         19,660,000           12/19/2007             28,077,717                27,404,860            (672,857)
Euro                             90,000           12/19/2007                128,535                   127,542                (993)
British Pounds                7,891,000           12/19/2007             16,111,422                15,955,405            (156,017)
Japanese Yen                936,060,000           12/19/2007              8,231,617                 8,211,413             (20,204)
Japanese Yen                895,250,000           12/19/2007              7,872,738                 7,847,357             (25,381)
Japanese Yen                474,600,000           12/19/2007              4,173,585                 4,203,720              30,135
Japanese Yen                136,730,000           12/19/2007              1,202,390                 1,206,338               3,948
Japanese Yen                118,650,000           12/19/2007              1,043,396                 1,031,865             (11,531)
Japanese Yen                195,240,000           12/19/2007              1,716,921                 1,697,296             (19,625)
Mexican Peso                 15,180,000           12/19/2007              1,388,381                 1,359,667             (28,714)
New Zealand Dollar            1,460,000           12/19/2007              1,096,526                 1,019,525             (77,001)
New Zealand Dollar            1,460,000           12/19/2007              1,096,526                   996,412            (100,114)
Swedish Krona,               22,130,000           12/19/2007              3,444,808                 3,329,522            (115,286)
                                                                                                                       (1,369,347)
                                                                                                                       ----------
                                                                                                                       ==========

                                     Local
                                   Principal       Contract           Value at           Amount         Unrealized
Contracts to Receive                 Amount       Value Date              39355        to Deliver       Gain/(Loss)
Australian Dollar                  1243929.45     12/19/2007            1099919            1019525          80394
Australian Dollar                  1210412.87     12/19/2007        May 1, 4830             996412          73871
-------------------------------------------------------------------------------------------------------------------
Australian Dollar                   1,190,000     12/19/2007      $   1,052,233      $   1,015,713       $ 36,520
Canadian Dollar                     1,010,000     12/19/2007       1,016,745.00         995,662.00         21,083
Euro                                  230,000     12/19/2007         328,478.00         324,431.00          4,047
Euro                                  470,000     12/19/2007         671,237.00         662,968.00          8,269
Euro                                   84,968      10/1/2007         121,174.00         120,229.00            945
Japanese Yen                      540,120,000     12/19/2007       4,749,761.00       4,784,057.00        (34,296)
Japanese Yen                      118,650,000     12/19/2007       1,043,396.00       1,040,078.00          3,318
Norwegian Krone                     5,860,000     12/19/2007       1,085,612.00       1,039,376.00         46,236
Norwegian Krone                     5,630,000     12/19/2007       1,043,002.00       999,576.00           43,426
Russian Ruble                     12,480,000      12/24/2007         499,606.00         496,875.00          2,731
Saudi Arabia Riyal                  2,080,000     12/24/2007         556,976.00         557,491.00           (515)
Saudi Arabia Riyal                  1,370,000      3/25/2008         367,015.00         367,194.00           (179)
Saudi Arabia Riyal                    270,000      3/25/2008          72,332.00          72,581.00           (249)
Swedish Krona                       6,943,420     12/19/2007       1,080,829.00       1,007,651.00         73,178
                                                                                                          358,779
                                                                                                          -------
                                                                                                          =======

Item 2 -- Controls and Procedures.
       (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

       (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 -- Exhibits.

       Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                              MELLON INSTITUTIONAL FUNDS
                                              INVESTMENT TRUST

                                              By: /s/ Steven M. Anderson
                                                  ----------------------
                                                  Steven M. Anderson
                                                  Treasurer

                                              Date: November 29, 2007


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                              By: /s/ Steven M. Anderson
                                                  ----------------------
                                                  Steven M. Anderson
                                                  Treasurer

                                              Date: November 29, 2007

                                              By: /s/ J. David Officer
                                                  ----------------------
                                                  J. David Officer
                                                  President

                                              Date: November 29, 2007